Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan [Abstract]
Employer discretionary contribution amount	$ 0.4	$ 0.3